Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 161,343	£ 146,139
Liabilities carry amount	(91,472)	(88,643)
Derivatives [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	64,061	55,082
Liabilities carry amount	(64,061)	(55,082)
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	35,562	38,811
Liabilities carry amount	(22,981)	(25,721)
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	53,099	41,766
Liabilities carry amount	0	0
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	8,621	10,480
Liabilities carry amount	£ (4,430)	£ (7,840)